Financial Risk Management	12 Months Ended
Mar. 31, 2018
Text block1 [abstract]
Financial Risk Management

(25) Financial Risk Management

(a) Risk Management

Honda has manufacturing operations throughout the world and sells products and components to various countries. In the course of these activities, Honda holds trade receivables arising from business activities, receivables from financial services, trade payables and financing liabilities, and is thus exposed to market risk, credit risk and liquidity risk associated with the holding of such financial instruments.

These risks are evaluated by Honda through periodic monitoring.

(b) Market Risk

Honda is exposed to the risk that the fair value or future cash flows of a financial instrument fluctuates because of changes in foreign currency exchange rates and interest rates.

Honda uses derivatives that consist mainly of foreign currency forward exchange contracts, foreign currency option contracts, currency swap agreements and interest rate swap agreements to reduce primarily the risk that future cash flows of a financial instrument fluctuates because of changes in foreign currency exchange rates and interest rates.

Derivatives are used within the scope of actual demand, in accordance with risk management policies. In addition, Honda does not hold any derivatives for trading purpose.

1) Foreign currency exchange rate risk

Honda has manufacturing operations throughout the world and exports products and components to various countries. Honda purchases materials and components and sells its products and components in foreign currencies. Therefore, currency fluctuations may affect Honda’s profit and the value of the financial instruments it holds.

Foreign currency forward exchange contracts and foreign currency option contracts are used to hedge currency risk of transactions denominated in foreign currencies (principally U.S. dollars).

(Foreign currency exchange rate risk sensitivity analysis)

Sensitivity analysis of Honda’s foreign currency exchange rate risk associated with holding financial instruments as of March 31, 2017 and 2018 is as follows.

The following scenario demonstrates the impact of a 1% appreciation of the Japanese yen against the U.S. dollar on profit before income taxes, holding all variables other than the foreign currency exchange rate constant.

	Yen (millions)
	2017	2018
Impact on profit before income taxes	¥(915)	¥(829)

2) Interest rate risk

Honda is exposed to market risk for changes in interest rates related primarily to its debt obligations and receivables from financial services. In addition to short-term financing such as commercial paper, Honda has long-term debt with both fixed and floating rates. Honda’s receivables from financial services primarily use fixed rates. Interest rate swap agreements are mainly used to manage interest rate risk exposure of receivables from financial services and to match finance costs with finance income. Currency swap agreements used among different currencies, also serve to hedge foreign currency exchange risk as well as interest rate risk.

(Interest rate risk sensitivity analysis)

Sensitivity analysis of Honda’s interest rate risk associated with holding financial instruments as of March 31, 2017 and 2018 is as follows.

The following scenario demonstrates the impact of a 100 basis point rise in interest rates on profit before income taxes, holding all variables other than interest rates constant.

	Yen (millions)
	2017	2018
Impact on profit before income taxes	¥(16,611)	¥ (1,569)

3) Equity price risk

Honda is exposed to equity price risk as a result of its holdings of marketable equity securities. Marketable equity securities are held for purposes other than trading, and are mainly classified into financial assets measured at fair value through other comprehensive income.

(c) Credit Risk

Honda is exposed to the risk that one party to a financial instrument causes a financial loss for the other party by failing to discharge an obligation. Honda reduces the risk of financial assets other than derivatives in accordance with credit administration rules. Honda reduces the risk of derivatives by limiting the counterparties to major international banks and financial institutions that meet the internally established credit guidelines.

The credit risk is mainly in receivables from financial services. Credit risk of the portfolio of consumer finance receivables can be affected by general economic conditions. Adverse changes such as a rise in unemployment can increase the likelihood of defaults. Declines in used vehicle prices can reduce the amount of recoveries on repossessed collaterals. The finance subsidiaries of the Company manage exposures to credit risk in consumer finance receivables by monitoring and adjusting underwriting standards, which affect the level of credit risk that Honda assumes, pricing contracts for expected losses, and focusing collection efforts to minimize losses.

Credit risk on dealer finance receivables is affected primarily by the financial strength of the dealers within the portfolio, the value of collateral securing the financings, and economic and market factors that could affect the creditworthiness of dealers. The finance subsidiaries of the Company manage exposures to credit risk in dealer finance receivables by performing comprehensive reviews of dealers prior to establishing financing arrangements and continuously monitoring the payment performance and creditworthiness of these dealers.

At the finance subsidiaries of the Company in North America, consumer finance receivables are charged off when they become 120 days past due or earlier if they have been specifically identified as uncollectible. Dealer finance receivables are charged off when they have been individually identified as uncollectible. At the finance subsidiaries of the Company in other areas except for North America, finance receivables are charged off when they have been identified as substantially uncollectible according to the internal standards of each subsidiary.

1) Aging analysis of receivables from financial services

At the finance subsidiaries of the Company in North America, consumer finance receivables are considered delinquent if more than 10% of a monthly scheduled payment is contractually past due on a cumulative basis. Dealer finance receivables are considered delinquent when any principal payments are past due. At the finance subsidiaries of the Company in other areas except for North America, finance receivables are considered delinquent when any principal payments are past due.

The analysis of the age of receivables from financial services that are past due as of March 31, 2017 and 2018 is as follows:

	Yen (millions)
As of March 31, 2017	Less than 30 days past due	30-59 days past due	60-89 days past due	90 days and greater past due	Total
Consumer finance receivables:
Retail	¥162,876	¥26,934	¥4,677	¥4,455	¥198,942
Finance lease	1,776	395	112	142	2,425
Dealer finance receivables:
Wholesale	13,420	200	49	166	13,835

Total	¥178,072	¥27,529	¥4,838	¥4,763	¥215,202

	Yen (millions)
As of March 31, 2018	Less than 30 days past due	30-59 days past due	60-89 days past due	90 days and greater past due	Total
Consumer finance receivables:
Retail	¥174,649	¥29,692	¥5,683	¥3,930	¥213,954
Finance lease	858	218	41	93	1,210
Dealer finance receivables:
Wholesale	16,843	858	103	79	17,883

Total	¥192,350	¥30,768	¥5,827	¥4,102	¥233,047

2) Credit quality indicators

The collection experience of consumer finance receivables provides an indication of the credit quality of consumer finance receivables. The likelihood of accounts being charged off becomes significantly higher once an account becomes 60 days delinquent. Accordingly, the finance subsidiaries of the Company classify their portfolios of consumer finance receivables into groups the finance subsidiaries of the Company consider to be performing and nonperforming. Accounts that are delinquent for 60 days or greater are included in the nonperforming group and all other accounts are considered to be performing.

A credit quality indicator for dealer finance receivables is the internal risk ratings for the dealerships. Dealerships are assigned an internal risk rating based primarily on their financial condition. At a minimum, risk ratings for dealerships are updated annually and more frequently for dealerships with weaker risk ratings.

3) Maximum exposure to credit risk

The maximum exposure to credit risk at the end of each reporting period, with the exception of the guarantees stated in note 28 is the carrying amount of Honda’s financial assets.

(d) Liquidity Risk

Honda raises funds by commercial paper, bank loans, medium-term notes, corporate bonds and securitization of finance receivables. Honda is exposed to the liquidity risk that Honda would not be able to repay liabilities on the due date due to the deterioration of the financing environment.

Exposure to liquidity risk is managed by maintaining sufficient capital resources, a sufficient level of liquidity and a sound balance sheet. Honda meets its working capital targets primarily through cash generated by business operations and bank loans. Honda funds financial programs for customers and dealers primarily from commercial paper, bank loans, medium-term notes, corporate bonds and securitization of finance receivables.

The unused portions of the credit facility of Honda’s commercial paper and medium-term note programs as of March 31, 2017 and 2018 are as follows:

	Yen (millions)
	2017	2018
Commercial paper	¥767,516	¥660,740
Medium-term notes	2,979,309	1,923,587

Total	¥3,746,825	¥2,584,327

Honda is authorized to obtain financing at prevailing interest rates under these programs.

Honda is aware of the possibility that various factors, such as recession-induced market contraction and financial and foreign exchange market volatility may adversely affect liquidity. For this reason, Honda has sufficient committed lines of credit that serve as alternative liquidity for the commercial paper issued regularly to replace debt.

The unused portions of the committed lines of credit extended by financial institutions to Honda as of March 31, 2017 and 2018 are as follows:

	Yen (millions)
	2017	2018
Commercial paper programs	¥1,090,406	¥1,047,551
Other	58,924	59,502

Total	¥1,149,330	¥1,107,053

Borrowings under those committed lines of credit generally are available at the prime interest rate.

Maturity analysis of financial liabilities

1) Non-derivative financial liabilities

Non-derivative financial liabilities by maturity as of March 31, 2017 and 2018 are as follows:

	Yen (millions)
As of March 31, 2017	Carrying amount	Within 1 year	Between 1 and 5 years	Later than 5 years	Total contractual cash flows
Trade payables	¥1,183,344	¥1,183,344	¥—	¥—	¥1,183,344
Financing liabilities	6,809,118	2,883,047	3,763,441	443,776	7,090,264
Accrued expenses	417,736	417,736	—	—	417,736
Other financial liabilities	111,949	67,329	33,196	11,887	112,412

Total	¥8,522,147	¥4,551,456	¥3,796,637	¥455,663	¥8,803,756

	Yen (millions)
As of March 31, 2018	Carrying amount	Within 1 year	Between 1 and 5 years	Later than 5 years	Total contractual cash flows
Trade payables	¥1,224,627	¥1,224,627	¥—	¥—	¥1,224,627
Financing liabilities	6,799,010	3,030,934	3,784,440	283,459	7,098,833
Accrued expenses	404,719	404,719	—	—	404,719
Other financial liabilities	122,624	66,457	32,380	24,498	123,335

Total	¥8,550,980	¥4,726,737	¥3,816,820	¥307,957	¥8,851,514

2) Derivative financial liabilities

Derivative financial liabilities by maturity as of March 31, 2017 and 2018 are as follows:

	Yen (millions)
As of March 31, 2017	Within 1 year	Between 1 and 5 years	Later than 5 years	Total contractual cash flows
Derivative financial liabilities	¥11,576	¥59,810	¥19,063	¥90,449

	Yen (millions)
As of March 31, 2018	Within 1 year	Between 1 and 5 years	Later than 5 years	Total contractual cash flows
Derivative financial liabilities	¥17,162	¥42,529	¥3,057	¥62,748